Share-based Awards - Summary of Restricted Shares Activity (Details) - Restricted Shares - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding, Beginning balance		3,702,222
Granted	6,261,100
Forfeited	(345,000)
Vested	(3,000,000)	(3,702,222)	(44,426,667)	(44,426,667)
Outstanding, Ending balance	2,916,100		3,702,222